Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Cash and cash equivalents
23.	Cash and cash equivalents

Short-term bank deposits

Restricted cash

Long-term bank deposits

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000
Non-current
Long-term bank deposits (i)	—	70,000	11,060

Current
Cash and cash equivalents	3,653,914	5,390,324	851,633
Short-term bank deposits (ii)	363,043	514,074	81,220
Restricted cash	36,000	54,809	8,659

	4,052,957	5,959,207	941,512

Cash and bank balances	4,052,957	6,029,207	952,572

Note:

(i)

In 2017, YMMC placed two-year time deposits of RMB 70,000 (US$11,060) (2016: RMB Nil) at annual interest rate range from 2.94% to 3.15% with banks. These long-term deposits are not considered as cash equivalents.

(ii)

Short-term bank deposits relate to bank deposits with initial maturities of more than three months and subject to more than insignificant risk of changes in value upon withdrawal before maturity. The interest rate of these bank deposits as of December 31, 2017 for the Group ranged from 1.01% to 1.97% (2016: 0.83% to 1.76%). These short-term bank deposits are not considered as cash equivalents.

Cash at banks earns interest at floating rates based on daily bank deposit rates. Short-term deposits are made for varying periods, depending on the immediate cash requirements of the Group, and earn interests at the respective short-term deposit rates. The interest rate of the bank deposits (excluding long-term and short-term bank deposits) as at December 31, 2017 for the Group ranged from 0.87% to 3.28% (2016: 0.86% to 2.10%).

As at December 31, 2017, the Group’s restricted cash comprised of RMB 45,288 (US$7,155) which was used as collateral by the banks for the issuance of bills to suppliers and RMB 9,521 (US$1,504) relates to retention money deposited in a joint signatory account with the buyer of LKNII pending finalization of tax payable for the disposal of LKNII. The Group’s share of joint venture’s restricted cash is disclosed in Note 6.

As at December 31, 2016, the Group’s restricted cash of RMB 36,000 was used as collateral by the banks for the issuance of bills to suppliers.

As of December 31, 2016 and 2017, the Group had RMB 318,565 and RMB 474,384 (US$74,949) respectively, of undrawn committed borrowing facilities in respect of which all conditions precedent had been met. The commitment fees incurred for 2015, 2016 and 2017 were RMB368, RMB 392 and RMB 179 (US$28) respectively.